Administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Expense by nature
Share-based payment expense	$ 2,654	$ 4,127	$ 9,571	$ 9,752
Business combination transaction costs	161	3,685	1,647	17,928
Impairment of withholding tax receivables	10,508	11,422	35,112	39,141
Net (gain)/loss on disposal of property, plant and equipment	(386)	(134)	(952)	13,650
Other	3,211	966	$ 8,059	1,274
Cash flow projection period for assessment of withholding tax asset recoverability			5 years
Administrative expense
Expense by nature
Facilities, short term rental and upkeep	8,822	8,953	$ 30,010	25,844
Depreciation	2,744	2,266	8,501	6,657
Amortization	1,429	898	4,225	4,298
Travel costs	3,640	4,225	10,318	10,884
Staff costs	38,210	34,323	114,765	96,172
Key management compensation	4,674	5,491	12,914	13,814
Share-based payment expense	2,654	4,127	9,571	9,752
Professional fees	14,231	9,628	43,634	28,240
Business combination transaction costs	161	3,685	1,647	17,928
Impairment of withholding tax receivables	10,508	11,422	35,112	39,141
Net (gain)/loss on disposal of property, plant and equipment	(386)	(134)	(952)	13,650
Operating taxes	266	228	382	569
Other	6,882	6,415	21,750	17,992
Total	$ 93,835	$ 91,527	$ 291,877	$ 284,941